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SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
Spirit of America Real Estate Income and Growth Fund (the "Real Estate Fund") SUMMARY SECTION
Investment Objective:
The Real Estate Fund seeks to provide current income and growth of capital.
Fees and Expenses of the Real Estate Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Real Estate Fund. The sales charge you pay for Class A Shares of the Real Estate Fund depends upon the dollar amount invested. You may qualify for sales charge discounts if you invest at least $250,000 in the Funds comprising Spirit of America Investment Funds, Inc., which include the Real Estate Fund, the Spirit of America Large Cap Value Fund, the Spirit of America Municipal Tax Free Bond Fund, the Spirit of America Income Fund, the Spirit of America Income & Opportunity Fund and the Spirit of America Energy Fund, collectively referred to as the "Spirit of America Investment Funds." (In addition, the Spirit of America Energy Fund, which is offered in a separate prospectus, offers sales charge discounts if you invest at least $25,000 in that fund.) More information about these and other discounts is available from your financial professional and in the sections titled "Additional Information About How to Purchase Shares" and "Distribution Arrangements – Sale of Class A Shares" of the Real Estate Fund's prospectus and in the section titled "How to Purchase Shares" of the Real Estate Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND		Class A Shares	Class C Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.25%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	1.00%	1.00%	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none	none
[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on redemptions of Class A Shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND	Class A Shares	Class C Shares	Institutional Shares
Management Fees	0.97%	0.97%	0.97%
Distribution (12b-1) Fees	0.30%	1.00%	none
Other Expenses	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses	1.54%	2.24%	1.24%

Example:

This Example is intended to help you compare the cost of investing in the Real Estate Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Real Estate Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

Expense Example - SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A Shares	673	986	1,320	2,263
Class C Shares	327	700	1,200	2,575
Institutional Shares	126	393	681	1,500

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | Class C Shares | USD ($)	227	700	1,200	2,575

Portfolio Turnover:

The Real Estate Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Real Estate Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Real Estate Fund's performance. During the most recent fiscal year ended December 31, 2019, the Real Estate Fund's portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategy:

The Real Estate Fund invests primarily in real estate investment trusts ("REITs") with successful track records. REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate-related loans or interests.

A REIT is a company that derives at least 75% of its gross income from (a) rents from real property, (b) interests in real property or interest on obligations secured by mortgages, (c) the sale or other disposition of real property, (d) dividends, distributions or other gains from investments in other REITs, (e) abatements or tax refunds on real property, (f) income and gain derived from certain foreclosure property, (g) amounts received or accrued for entering into agreements to make loans secured by mortgages on real property or to purchase or lease property, and (h) certain other qualified temporary investment income. A REIT must also receive 95% of its gross income from (a) dividends, (b) interest, (c) rents from real property, (d) gain from the sale or other disposition of stock, securities, and real property, (e) abatements and refunds on taxes on real property, (f) income and gain from certain foreclosure property, (g) amounts received or accrued for entering into agreements to make loans secured by mortgages on real property or to purchase or lease property, and (h) mineral royalty income. REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate-related loans or interests. REITs generally are classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Mortgage REITs invest the majority of their assets in companies that own real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Real Estate Fund will indirectly bear its proportionate share of expenses incurred by REITs in which it invests, in addition to the expenses incurred directly by the Real Estate Fund.

The Real Estate Fund intends to invest, under normal circumstances, at least 80% of its total assets in equity REITs and the equity securities of real estate industry companies. The Real Estate Fund looks for stock where the price is low relative to the underlying value of the company and its real estate. The Real Estate Fund evaluates price/earnings ratios to attempt to identify those REITs which have strong underlying value; selects REITs paying high dividends in comparison to other REITs; evaluates earnings and dividend growth potential and continuously monitors interest rates, occupancies, rental income and new construction.

The Real Estate Fund may also invest in mortgage-backed securities, investment-grade taxable municipal obligations, master limited partnerships ("MLPs") and short-term investments.

Principal Risks of Investing in the Real Estate Fund:

An investment in the Real Estate Fund could lose money over short or long periods of time. You should expect and be able to bear the risk that the Real Estate Fund's share price will fluctuate within a wide range. There is no assurance that the Real Estate Fund will achieve its investment objective. The Real Estate Fund's performance could be adversely affected by the following principal risks. Each risk summarized below is a principal risk of investing in the Real Estate Fund and different risks may be more significant at different times depending upon market conditions or other factors.

●	Industry Risk — The cyclical nature of the real estate industry subjects real estate and real estate related securities held by the Real Estate Fund to any market or economic condition, such as changes in real estate values, interest rates, cash flow of underlying real estate assets and occupancy rates, that may affect the value of real estate (up or down).

●	REITs Risk — REITs are dependent upon management skills, are primarily invested in real estate and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code. Due to the cyclical nature of the real estate industry, REITs may under-perform in comparison with other investment sectors. Investing in publicly traded REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the Standard & Poor's 500 Index. Rising interest rates may reduce the demand for REITs which may cause them to perform badly.

●	Risk of Loss — The potential loss of your investment in the Real Estate Fund if the Fund depreciates in value.

●	Real Estate Risk — The Real Estate Fund concentrates in real estate and real estate related securities and the real estate sector may underperform in comparison with other investment sectors.

●	MLP Risk — Investing in MLPs involves risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP's general partner, cash flow risks, dilution risks and risks related to the general partner's limited call right, as described in more detail in the prospectus.

●	Concentration Risk — The Real Estate Fund invests primarily in real estate related securities. This means the Real Estate Fund is concentrated in the real estate industry. A fund that concentrates its investments in one particular industry is subject to greater risk of loss than a fund that has a more diversified portfolio of investments.

●	Investment-Grade Taxable Municipal Obligations Risk — Investment-grade taxable municipal obligations may be downgraded after the Real Estate Fund invests in them. In addition, their prices will fall as interest rates rise, and rise as interest rates fall. Rising interest rates may reduce the demand for REITs which may cause them to perform badly.

●	Market Risk — The market value of the Real Estate Fund's investments will fluctuate as the respective markets fluctuate. Market risk may affect a single issuer, industry or sector of the economy or it may affect the market as a whole. Performance of the Real Estate Fund can be affected by unexpected local, state, regional, national or global events (e.g., significant earnings shortfalls or gains, war, political events, acts of terrorism, the spread of infectious diseases or other public health issues, and natural and environmental disasters) that cause major price changes in individual securities or market sectors. The securities purchased by the Real Estate Fund may not appreciate in value as the Adviser anticipates.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. On March 11, 2020, the World Health Organization announced that it had made the assessment that COVID-19 can be characterized as a pandemic. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The value of the Real Estate Fund and the securities in which the Real Estate Fund invests may be adversely affected by impacts caused by COVID-19 and other epidemics and pandemics that may arise in the future. For additional information regarding Market Risk, refer to "Market Risk" in the section titled "Additional Information About the Investment Objectives, Principal Investment Strategies and Related Risks of the Funds" in the Real Estate Fund's prospectus.

●	Mortgage-backed Securities Risk — Mortgage-backed securities are subject to prepayment or non-payment on the underlying mortgage.

●	Portfolio Management Risk — The Real Estate Fund's ability to achieve its investment objective is dependent on Spirit of America Management Corp.'s (the "Adviser") ability to identify profitable investment opportunities for the Fund. The stocks purchased by the Adviser may not perform as anticipated.

●	Short-term Investment Risk — Short-term investments carry the risk that a greater rate of return may have been earned on an investment more consistent with the Real Estate Fund's investment objectives. Their prices will fluctuate as interest rates fluctuate.

Suitability: An investment in the Real Estate Fund may be suitable for long-term investors who wish to invest a portion of their overall equity portfolio in a mutual fund that invests primarily in REITs. Investors should be willing to accept the potential volatility of such investments and the risks of a fund that concentrates in a single industry.

Performance Information:

The bar chart and performance table below illustrate the risks of investing in the Real Estate Fund by showing changes in the Real Estate Fund's performance from year to year and by showing how the Real Estate Fund's average annual total returns compare with those of a broad measure of market performance. The Real Estate Fund's past performance (before and after taxes) does not necessarily indicate how the Real Estate Fund will perform in the future.

The bar chart shows the changes in the annual total returns for each of the last ten calendar years for the Real Estate Fund's Class A Shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown. Performance information for Institutional Shares will be included when that share class has been operational for a full calendar year. Updated performance information, current through the most recent month end, is available by calling Ultimus Fund Solutions, LLC, the Fund's transfer agent (the "Transfer Agent"), at 1-800-452-4892.

The performance information displayed in the bar chart is the performance of Class A Shares only, which will differ from Class C Shares and Institutional Shares to the extent the classes do not have the same expenses and inception dates.

Real Estate Fund's Annual Returns (%) Class A Shares

Best Quarter	16.25% in the quarter ended March 31, 2019
Worst Quarter	(18.24)% in the quarter ended September 30, 2011

The performance table shows how the Real Estate Fund's average annual returns compare with those of its benchmark, the MSCI US REIT Index.

PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2019)
Average Annual Total Returns - SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND		1 Year	5 Years	10 Years	Since Inception [1]
Class A Shares		21.29%	4.58%	9.94%	6.42%
Class A Shares | After Taxes on Distributions	[2],[3]	19.12%	2.68%	8.73%	4.87%
Class A Shares | After Taxes on Distributions and Sales	[2],[3]	13.79%	3.20%	7.89%	4.69%
Class C Shares		26.15%	none	none	7.58%
Institutional Shares		none	none	none	none
MSCI US REIT Index	[4]	25.83%	7.04%	11.93%	9.05%
[1]	Class A Shares of the Real Estate Fund commenced operations on January 9, 1998. Class C Shares of the Real Estate Fund commenced operations on March 15, 2016. Institutional Shares of the Real Estate Fund are a newly formed class and performance information will be included when that share class has been operational for a full calendar year.
[2]	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns shown are for Class A Shares and will vary from after-tax returns for Class C Shares and Institutional Shares to the extent that the classes do not have the same expenses and inception dates.
[4]	The Morgan Stanley Capital International ("MSCI") US REIT Index is an unmanaged index. The MSCI US REIT Index is a free float- adjusted market capitalization weighted index that is comprised of equity REITs that are included in the MSCI US Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The index represents approximately 85% of the US REIT universe. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. The Since Inception performance reported for the MSCI US REIT Index is reflective of the inception date of Class A Shares of the Real Estate Fund. A direct investment in an index is not possible.